Consolidated Statement of Cash Flows - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit before income tax from
Continuing operations	₺ 2,177,335	₺ 2,037,759	₺ 1,585,967
Discontinued operations			(42,164)
Profit before income tax including discontinued operations	2,177,335	2,037,759	1,543,803
Adjustments for:
Depreciation and impairment of property, plant and equipment and investment properties	1,894,445	1,501,579	1,281,539
Amortization of intangible assets	2,393,529	1,095,401	921,812
Net finance (income)/expense	983,881	165,387	(117,598)
Fair value adjustments to derivatives	(1,719,610)	(562,562)	(383,452)
Income tax expense	495,481	571,758	423,160
Gain on sale of property, plant and equipment	(43,727)	(33,837)	(25,010)
Unrealized foreign exchange losses on operating assets	2,954,304	966,340	545,287
Provisions	796,520	980,040	197,543
Share of profits of discontinued operations			42,164
Share of equity accounted investees	87
(Gain) on sale of subsidiary	(110,308)
Deferred revenue	54,391	131,486	(20,350)
Adjustments to reconcile profit (loss)	9,876,328	6,853,351	4,408,898
Change in trade receivables	273,110	613,404	1,197,053
Change in due from related parties	(5,870)	1,107	7,514
Change in receivables from financial services	(69,991)	(1,931,538)	(2,396,372)
Change in inventories	(76,883)	27,871	(62,090)
Change in other current assets	53,957	(198,268)	643,444
Change in other non-current assets	142,133	15,012	78,770
Change in due to related parties	40,072	(4,099)	4,302
Change in trade and other payables	(501,980)	(507,043)	(2,733,901)
Change in other non-current liabilities	(242,384)	(82,018)	(14,477)
Change in employee benefit obligations	(32,764)	(18,627)	15,151
Change in short term contract asset	(711,928)
Change in long term contract asset	(3,513)
Change in short term contract liability	255,756
Change in long term contract liability	131,598
Changes in other working capital	(981,764)	(265,518)	29,286
Cash generated from operations	8,145,877	4,503,634	1,177,578
Interest paid	(1,658,308)	(909,881)	(434,521)
Income tax paid	(657,715)	(492,487)	(135,920)
Net cash inflow from operating activities	5,829,854	3,101,266	607,137
Cash flows from investing activities:
Acquisition of property, plant and equipment	(2,960,648)	(2,937,195)	(2,572,401)
Acquisition of intangible assets	(2,264,912)	(1,172,847)	(855,097)
Proceeds from sale of property, plant and equipment	103,864	58,740	49,639
Proceeds from advances given for acquisition of property, plant and equipment	(204,817)	205,580	(209,686)
Contribution of increase of share capital in joint ventures/associates	(19,500)
Proceeds from sale of subsidiary	118,528
Payments for held to maturity investment		(11,992)
Payment for financial asset at fair value through profit or loss	2,577
Payment for financial asset at fair value through other comprehensive income	(42,454)
Interest received	731,793	553,066	610,837
Net cash outflow from investing activities	(4,535,569)	(3,304,648)	(2,976,708)
Cash flows from financing activities:
Dividends received for treasury share	9,399
Capital decrease in subsidiaries			(9,000)
Proceeds from derivative instruments	1,054,345
Repayments of derivative instruments	(710,522)
Proceeds from issues of loans and borrowings	44,341,070	24,102,643	9,381,318
Proceeds from issues of bonds	2,188,313	209,808	167,500
Repayment of borrowings	(43,987,127)	(22,265,088)	(4,932,768)
Repayment of bonds	(191,312)	(379,660)
Dividends paid to shareholders	(1,900,000)	(2,990,706)
Dividends paid to non-controlling interest in subsidiaries	(58,778)	(60,222)	(51,416)
Acquisition of treasury shares	(94,620)		(65,607)
(Increase)/decrease in cash collateral related to loans	(20,272)	(183,518)	349,004
Payments of lease liabilities	(1,164,879)
Net cash (outflow)/inflow from financing activities	(534,383)	(1,566,743)	4,839,031
Net (decrease)/increase in cash and cash equivalents	759,902	(1,770,125)	2,469,460
Cash and cash equivalents at 1 January	4,712,333	6,052,352	2,918,796
Effects of exchange rate changes on cash and cash equivalents	1,947,004	430,106	664,096
Cash and cash equivalents at 31 December	₺ 7,419,239	₺ 4,712,333	₺ 6,052,352